Fair Value Measurement	12 Months Ended
Dec. 31, 2023
Fair Value Measurement [Abstract]
FAIR VALUE MEASUREMENT

22. FAIR VALUE MEASUREMENT

The following tables present the fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2022 and 2023:

	As of December 31, 2022			Total Fair
	Level 1	Level 2	Level 3	Value
	RMB	RMB	RMB	RMB
Liabilities
Warrant liabilities	-	-	5,747,884	5,747,884
Option liability	-	-	12,762,104	12,762,104
Convertible loans	-	-	18,846,932	18,846,932

Total	-	-	37,356,920	37,356,920

	As of December 31, 2023			Total Fair
	Level 1	Level 2	Level 3	Value
	RMB	RMB	RMB	RMB
Liabilities
Warrant liabilities	-	-	87,279	87,279
Convertible loans	-	-	14,336,844	14,336,844

Total	-	-	14,424,123	14,424,123

The table below reflects the reconciliation from the opening balances to the closing balances for recurring fair value measurements of the fair value hierarchy for the years ended December 31, 2021, 2022 and 2023:

Assets/(liabilities):

	Warrant liabilities*	Option liability*	Convertible loans	Contingent consideration payables	Prepaid forward contracts	Prepaid consideration for acquisitions	Payable for acquisition of Lin’s	Total Fair Value
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Balance as of January 1, 2021	(9,278,026)	-	(44,286,437)	-	-	-	-	(53,564,463)
Additions	(143,894,898)	(25,859,359)	(2,496,712)	(3,331,019)	94,141,160	28,424,280	-	(53,016,548)
Fair value change	(23,025,692)	7,889,251	(775,963)	-	(44,852,000)	-	-	(60,764,404)
Change in fair value recognized in general and administrative expenses	-	-	-	875,763	-	-	-	875,763
Extinguishment loss due to a shareholder loan modification	(5,880,660)	-	-	-	-	-	-	(5,880,660)
Extinguishment upon conversion/exercise	171,533,116	-	40,736,265	-	(49,289,160)	-	-	162,980,221
Extinguishment upon purchase consideration settlement/readily to settle	-	-	-	1,810,819	-	-	-	1,810,819
Foreign exchange translation	2,015,046	337,847	750,610	-	-	-	-	3,103,503
Balance as of January 1, 2022	(8,531,114)	(17,632,261)	(6,072,237)	(644,437)	-	28,424,280	-	(4,455,769)
Additions	-	-	(10,446,900)	-	-	-	(1,398,431)	(11,845,331)
Fair value change	3,464,922	6,305,349	(1,714,334)	-	-	(9,931,826)	-	(1,875,889)
Change in fair value recognized in general and administrative expenses	-	-	-	92,796	-	-	-	92,796
Extinguishment upon contingent consideration readily to settle	-	-	-	551,641	-	-	-	551,641
Extinguishment upon purchase consideration settlement	-	-	-	-	-	(18,492,454)	-	(18,492,454)
Foreign exchange translation	(681,692)	(1,435,192)	(613,461)	-	-	-	-	(2,730,345)

Balance as of December 31, 2022	(5,747,884)	(12,762,104)	(18,846,932)	-	-	-	(1,398,431)	(38,755,351)

Additions	-	-	(29,690,163)	-	-	-	-	(29,690,163)
Fair value change	5,727,015	12,572,815	(1,235,513)	-	-	-	36,943	17,101,260
Extinguishment upon settlement	-	-	35,593,895	-	-	-	1,361,488	36,955,383
Foreign exchange translation	(66,410)	189,289	(158,131)	-	-	-	-	(35,252)

Balance as of December 31, 2023	(87,279)	-	(14,336,844)	-	-	-	-	(14,424,123)

*	The Option liability was expired in February 2023, the Class A OS Warrant was expired in September 2023.

Recurring

The Company measured the fair value of its warrant liabilities and option liability on a recurring basis using significant unobservable (Level 3) inputs as of December 31, 2022 and 2023.

The Company estimated the fair values of warrant liabilities using the binomial option-pricing model with the assistance of an independent third-party valuation firm using the corresponding inputs:

	As of December 31, 2022				As of December 31, 2023
	March 2019 B-2 Warrant		Class A OS Warrant		March 2019 B-2 Warrant
Risk-free interest rate		4.60%		4.60%		3.92%-4.12%
Expected volatility		40.87%		40.95%		35.55%-41.61%
Dividend yield		0.00%		0.00%		0.00%
Remaining contractual life		0.75		0.74		Permanent
Fair value of the underlying preferred shares/ordinary shares	US$	45.28	US$	12.96	US$	4.67

The Company estimated the fair values of option liability using the binomial option-pricing model with the assistance of an independent third-party valuation firm using the corresponding inputs:

	As of December 31, 2022
Risk-free interest rate		4.59%
Expected volatility		37.57%
Dividend yield		0.00%
Remaining contractual life		0.09
Fair value of the underlying preferred shares	US$	16.16

(1)	The risk-free interest rate within warrant liabilities and option liability was estimated based on the yield to maturity of U.S. treasury bonds denominated in US$ for a term consistent with the expected term in effect at the valuation date.

(2)	The expected volatility was estimated based on the historical average volatility of comparable peer public companies with a time horizon close to the expected term of the Company’s warrant liabilities and option liability.

(3)	The determination of the fair value of the Company’s preferred shares and ordinary shares requires complex and subjective judgments to be made regarding the cash flow forecasts and the weighted average cost of capital and the discount for lack of marketability applied to the projected cash flows. If different estimates and assumptions had been used, the fair values of the preferred shares and ordinary shares could be significantly different, and the fair value of the warrant liabilities and option liability may materially differ from the recognized amount.

The fair value of the convertible loans measured at fair value was RMB18.8 million (US$2.7 million) and RMB14.3 million (US$2.0 million) as of December 31, 2022 and 2023, respectively. The Company estimated the fair value of the convertible loans based on a probability-weighted analysis which included the discounted cash flows from the convertible loans and the value of the conversion option as determined by the binomial option pricing model. The inputs used in the analysis were classified as Level 3 inputs within the fair value hierarchy due to the lack of observable market data and activity. If different estimates and assumptions had been used, the fair values of the preferred shares and ordinary shares could be significantly different, and the fair value of the convertible loans may materially differ from the recognized amount. Interest expense on the Company’s fixed- rate debt is displayed separately from other changes in its fair value. The amount presented as interest expense is determined each period by applying the interest method using the effective interest rate on the debt at its issuance.

The Company did not transfer any financial assets or liabilities in or out of Level 3 during the years ended December 31, 2022 and 2023, respectively.